Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2015 Fund - Fidelity Freedom Index 2015 Fund - Investor Class	May 30, 2023
Bar Chart Table:
Annual Return 2013	10.00%
Annual Return 2014	5.52%
Annual Return 2015	(0.70%)
Annual Return 2016	6.39%
Annual Return 2017	12.60%
Annual Return 2018	(3.23%)
Annual Return 2019	16.48%
Annual Return 2020	11.55%
Annual Return 2021	6.73%
Annual Return 2022	(14.42%)